Morningstar Conservative ETF Asset Allocation Portfolio
Schedule of Investments

As of September 30, 2020 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 98.89%
iShares - 12.51%
iShares® Broad USD High Yield Corporate Bond ETF	56,395	$2,225,911
iShares® Core S&P 500® ETF	3,047	1,023,975
iShares® Core S&P® Mid-Cap ETF	3,260	604,110
iShares® JP Morgan USD Emerging Markets Bond ETF	9,144	1,013,978
iShares® MSCI United Kingdom ETF	7,789	198,542

Total iShares		5,066,516

Other - 86.38%
JPMorgan BetaBuilders Japan ETF	16,424	405,180
Schwab Fundamental Emerging Markets Large Company Index ETF	16,427	389,648
Schwab Fundamental International Large Company Index ETF	32,357	795,012
Schwab US TIPS ETF	36,072	2,223,117
VanEck Vectors® J.P. Morgan EM Local Currency Bond ETF	26,269	810,136
Vanguard® Energy ETF	9,905	399,271
Vanguard® FTSE Developed Markets ETF	29,411	1,202,910
Vanguard® FTSE Emerging Markets ETF	9,222	398,759
Vanguard® Intermediate-Term Corporate Bond ETF	25,350	2,428,530
Vanguard® Intermediate-Term Government Bond ETF	34,453	2,428,247
Vanguard® Long-Term Bond ETF	14,480	1,619,443
Vanguard® Mortgage-Backed Securities ETF	52,240	2,835,065
Vanguard® Short-Term Bond ETF	85,297	7,083,916
Vanguard® Total Bond Market ETF	105,536	9,310,386
Vanguard® Total Stock Market ETF	12,050	2,052,236
Vanguard® Value ETF	5,724	598,215

Total Other		34,980,071

Total Exchange Traded Funds
(Cost $38,314,524)		40,046,587

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 2.44%
State Street Institutional Treasury Plus Money Market Fund	0.016%	986,248	$986,248

Total Short-Term Investments
(Cost $986,248)			986,248

Total Investments - 101.33%
(Total cost $39,300,772)			41,032,835

Liabilities in Excess of Other Assets - (1.33)%			(536,984)

Net Assets - 100.00%			$40,495,851

See Notes to Quarterly Schedule of Investments.

Morningstar Income and Growth ETF Asset Allocation Portfolio
Schedule of Investments

As of September 30, 2020 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 98.96%
iShares - 16.47%
iShares® Broad USD High Yield Corporate Bond ETF	77,522	$3,059,793
iShares® Core S&P 500® ETF	8,869	2,980,516
iShares® Core S&P® Mid-Cap ETF	14,273	2,644,930
iShares® JP Morgan USD Emerging Markets Bond ETF	6,095	675,875
iShares® MSCI Germany ETF	23,310	679,020
iShares® MSCI United Kingdom ETF	38,953	992,912

Total iShares		11,033,046

Other - 82.49%
JPMorgan BetaBuilders Japan ETF	41,245	1,017,514
Schwab Fundamental Emerging Markets Large Company Index ETF	41,528	985,044
Schwab Fundamental International Large Company Index ETF	106,608	2,619,358
Schwab US TIPS ETF	50,449	3,109,172
VanEck Vectors® J.P. Morgan EM Local Currency Bond ETF	32,485	1,001,837
Vanguard® Consumer Staples ETF	4,269	697,384
Vanguard® Energy ETF	23,518	948,010
Vanguard® Financials ETF	11,340	663,390
Vanguard® FTSE Developed Markets ETF	88,652	3,625,867
Vanguard® FTSE Emerging Markets ETF	30,499	1,318,777
Vanguard® Intermediate-Term Corporate Bond ETF	35,580	3,408,564
Vanguard® Intermediate-Term Government Bond ETF	38,892	2,741,108
Vanguard® Long-Term Bond ETF	17,650	1,973,976
Vanguard® Mortgage-Backed Securities ETF	31,636	1,716,886
Vanguard® Short-Term Bond ETF	81,402	6,760,436
Vanguard® Total Bond Market ETF	173,676	15,321,697
Vanguard® Total Stock Market ETF	27,402	4,666,835
Vanguard® Value ETF	19,270	2,013,908
Vanguard® Small-Cap Value ETF	5,990	662,674

Total Other		55,252,437

Total Exchange Traded Funds
(Cost $62,978,785)		66,285,483

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 1.20%
State Street Institutional Treasury Plus Money Market Fund	0.016%	804,772	$804,772

Total Short-Term Investments
(Cost $804,772)			804,772

Total Investments - 100.16%
(Total cost $63,783,557)			67,090,255

Liabilities in Excess of Other Assets - (0.16)%			(106,057)

Net Assets - 100.00%			$66,984,198

See Notes to Quarterly Schedule of Investments.

Morningstar Balanced ETF Asset Allocation Portfolio
Schedule of Investments

As of September 30, 2020 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.06%
iShares - 23.02%
iShares® Broad USD High Yield Corporate Bond ETF	140,873	$5,560,257
iShares® Core S&P 500® ETF	43,100	14,484,186
iShares® Core S&P® Mid-Cap ETF	50,713	9,397,626
iShares® JP Morgan USD Emerging Markets Bond ETF	14,251	1,580,294
iShares® MSCI Germany ETF	83,730	2,439,055
iShares® MSCI United Kingdom ETF	121,549	3,098,284

Total iShares		36,559,702

Other - 76.04%
JPMorgan BetaBuilders Japan ETF	138,680	3,421,236
Schwab Fundamental Emerging Markets Large Company Index ETF	129,942	3,082,224
Schwab Fundamental International Large Company Index ETF	384,064	9,436,453
Schwab US TIPS ETF	52,550	3,238,657
VanEck Vectors® J.P. Morgan EM Local Currency Bond ETF	50,605	1,560,658
Vanguard® Consumer Staples ETF	10,051	1,641,931
Vanguard® Energy ETF	82,873	3,340,611
Vanguard® Financials ETF	54,550	3,191,175
Vanguard® FTSE Developed Markets ETF	271,870	11,119,483
Vanguard® FTSE Emerging Markets ETF	111,564	4,824,027
Vanguard® Intermediate-Term Corporate Bond ETF	49,880	4,778,504
Vanguard® Intermediate-Term Government Bond ETF	79,518	5,604,429
Vanguard® Long-Term Bond ETF	27,500	3,075,600
Vanguard® Mortgage-Backed Securities ETF	29,559	1,604,167
Vanguard® Short-Term Bond ETF	38,648	3,209,716
Vanguard® Total Bond Market ETF	360,147	31,772,168
Vanguard® Total Stock Market ETF	85,330	14,532,552
Vanguard® Value ETF	62,089	6,488,921
Vanguard® Small-Cap Value ETF	14,463	1,600,042
Xtrackers MSCI EAFE Hedged Equity ETF	106,754	3,266,672

Total Other		120,789,226

Total Exchange Traded Funds
(Cost $148,421,883)		157,348,928

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 1.09%
State Street Institutional Treasury Plus Money Market Fund	0.016%	1,726,325	$1,726,325

Total Short-Term Investments
(Cost $1,726,325)			1,726,325

Total Investments - 100.15%
(Total cost $150,148,208)			159,075,253

Liabilities in Excess of Other Assets - (0.15)%			(236,483)

Net Assets - 100.00%			$158,838,770

See Notes to Quarterly Schedule of Investments.

Morningstar Growth ETF Asset Allocation Portfolio
Schedule of Investments

As of September 30, 2020 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.97%
iShares - 25.51%
iShares® Broad USD High Yield Corporate Bond ETF	79,130	$3,123,261
iShares® Core S&P 500® ETF	68,984	23,182,763
iShares® Core S&P® Mid-Cap ETF	83,985	15,563,261
iShares® MSCI Germany ETF	178,957	5,213,018
iShares® MSCI United Kingdom ETF	238,970	6,091,345

Total iShares		53,173,648

Other - 74.46%
JPMorgan BetaBuilders Japan ETF	255,694	6,307,971
Schwab Fundamental Emerging Markets Large Company Index ETF	212,900	5,049,988
Schwab Fundamental International Large Company Index ETF	592,922	14,568,094
Vanguard® Consumer Staples ETF	19,761	3,228,157
Vanguard® Energy ETF	141,386	5,699,270
Vanguard® Financials ETF	89,370	5,228,145
Vanguard® FTSE Developed Markets ETF	536,586	21,946,367
Vanguard® FTSE Emerging Markets ETF	170,590	7,376,312
Vanguard® Intermediate-Term Corporate Bond ETF	21,790	2,087,482
Vanguard® Intermediate-Term Government Bond ETF	59,553	4,197,295
Vanguard® Short-Term Bond ETF	25,322	2,102,992
Vanguard® Small-Cap ETF	13,741	2,113,366
Vanguard® Total Bond Market ETF	340,828	30,067,846
Vanguard® Total Stock Market ETF	148,364	25,267,873
Vanguard® Value ETF	120,426	12,585,721
Vanguard® Small-Cap Value ETF	18,965	2,098,098
Xtrackers MSCI EAFE Hedged Equity ETF	172,297	5,272,288

Total Other		155,197,265

Total Exchange Traded Funds
(Cost $196,213,623)		208,370,913

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.20%
State Street Institutional Treasury Plus Money Market Fund	0.016%	428,709	$428,709

Total Short-Term Investments
(Cost $428,709)			428,709

Total Investments - 100.17%
(Total cost $196,642,332)			208,799,622

Liabilities in Excess of Other Assets - (0.17)%			(359,408)

Net Assets - 100.00%			$208,440,214

See Notes to Quarterly Schedule of Investments.

Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Schedule of Investments

As of September 30, 2020 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.97%
iShares - 29.95%
iShares® Core S&P 500® ETF	40,286	$13,538,513
iShares® Core S&P® Mid-Cap ETF	51,114	9,471,935
iShares® MSCI Germany ETF	134,660	3,922,646
iShares® MSCI South Korea ETF	36,237	2,367,726
iShares® MSCI United Kingdom ETF	174,469	4,447,215

Total iShares		33,748,035

Other - 70.02%
JPMorgan BetaBuilders Japan ETF	166,705	4,112,612
Schwab Fundamental Emerging Markets Large Company Index ETF	188,686	4,475,632
Schwab Fundamental International Large Company Index ETF	367,800	9,036,846
Vanguard® Consumer Staples ETF	13,896	2,270,050
Vanguard® Energy ETF	90,009	3,628,263
Vanguard® Financials ETF	66,470	3,888,495
Vanguard® FTSE Developed Markets ETF	304,833	12,467,670
Vanguard® FTSE Emerging Markets ETF	78,022	3,373,671
Vanguard® Small-Cap ETF	14,508	2,231,330
Vanguard® Total Bond Market ETF	65,412	5,770,647
Vanguard® Total Stock Market ETF	92,939	15,828,441
Vanguard® Value ETF	70,259	7,342,768
Vanguard® Small-Cap Value ETF	14,913	1,649,825
Xtrackers MSCI EAFE Hedged Equity ETF	92,661	2,835,427

Total Other		78,911,677

Total Exchange Traded Funds
(Cost $107,696,387)		112,659,712

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.10%
State Street Institutional Treasury Plus Money Market Fund	0.016%	108,901	$108,901

Total Short-Term Investments
(Cost $108,901)			108,901

Total Investments - 100.07%
(Total cost $107,805,288)			112,768,613

Liabilities in Excess of Other Assets - (0.07)%			(79,755)

Net Assets - 100.00%			$112,688,858

See Notes to Quarterly Schedule of Investments.

ALPS | Alerian Energy Infrastructure Portfolio
Schedule of Investments

As of September 30, 2020 (Unaudited)

Security Description	Shares	Value
Canadian Energy Infrastructure Companies - 33.89%
Enbridge, Inc.	136,004	$3,973,231
Gibson Energy, Inc.	53,202	862,227
Inter Pipeline, Ltd.	156,527	1,536,411
Keyera Corp.	80,081	1,208,838
Pembina Pipeline Corp.	88,961	1,888,054
TC Energy Corp.	92,799	3,895,809

Total Canadian Energy Infrastructure Companies
(Cost $16,002,791)		13,364,570

U.S. Energy Infrastructure Companies - 26.08%
Cheniere Energy, Inc. (1)	40,588	1,878,007
Equitrans Midstream Corp.	148,944	1,260,066
Kinder Morgan, Inc.	268,529	3,310,962
Macquarie Infrastructure Corp.	26,794	720,491
ONEOK, Inc.	72,319	1,878,848
Targa Resources Corp.	83,898	1,177,089
Tellurian, Inc. (1)	75,263	59,969

Total U.S. Energy Infrastructure Companies
(Cost $15,184,054)		10,285,432

U.S. Energy Infrastructure MLPs - 24.87%
BP Midstream Partners LP	9,020	89,388
Crestwood Equity Partners LP	9,555	119,055
Delek Logistics Partners LP	1,645	46,652
Enable Midstream Partners LP	16,854	69,776
Energy Transfer LP	344,671	1,868,117
Enterprise Products Partners LP	216,829	3,423,730
Genesis Energy LP	20,617	92,777
Hess Midstream LP, Class A	6,097	92,065
Holly Energy Partners LP	8,627	104,646
Magellan Midstream Partners LP	41,992	1,436,126
MPLX LP	73,262	1,153,144
NGL Energy Partners LP	22,513	89,151
Noble Midstream Partners LP	6,379	46,694
NuStar Energy LP	18,665	198,222
PBF Logistics LP	6,029	49,136
Phillips 66 Partners LP	13,511	311,293
Rattler Midstream LP	16,167	96,194
Shell Midstream Partners LP	23,373	221,109
Western Gas Partners LP	37,690	301,520

Total U.S. Energy Infrastructure MLPs
(Cost $17,941,784)		9,808,795

U.S. General Partners - 14.10%
Antero Midstream Corp.	114,841	616,696
EnLink Midstream LLC	95,570	224,590
Plains GP Holdings LP, Class A	233,607	1,422,667

Security Description	Shares	Value
U.S. General Partners (continued)
The Williams Cos., Inc.	167,642	$3,294,165

Total U.S. General Partners
(Cost $8,403,420)		5,558,118

Total Investments - 98.94%
(Total cost $57,532,049)		39,016,915

Other Assets in Excess of Liabilities - 1.06%		416,436

Net Assets - 100.00%		$39,433,351

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS | Red Rocks Global Opportunity Portfolio
Schedule of Investments

As of September 30, 2020 (Unaudited)

Security Description	Shares	Value
Closed-End Funds - 22.62%
Financials - 22.62%
HarbourVest Global Private Equity, Ltd. (1)	75,600	$1,617,332
HBM Healthcare Investments AG, Class A	3,630	1,063,038
HgCapital Trust PLC	236,000	858,300
ICG Enterprise Trust PLC	42,000	425,465
NB Private Equity Partners, Ltd.	50,784	636,969
Pantheon International PLC Fund (1)	50,000	1,348,422
Princess Private Equity Holding, Ltd.	46,700	561,226

Total Financials		6,510,752

Total Closed-End Funds
(Cost $5,641,815)		6,510,752

Common Stocks - 74.53%
Communication Services - 11.59%
GCI Liberty, Inc., Class A (1)	6,300	516,348
IAC/InterActiveCorp (1)	6,140	735,449
Liberty Broadband Corp., Class C (1)	7,950	1,135,817
Liberty SiriusXM, Class A (1)	15,825	524,915
Match Group, Inc. (1)	3,800	420,470

Total Communication Services		3,332,999

Consumer Staples - 1.71%
Schouw & Co. A/S	5,100	493,563

Financials - 39.02%
3i Group PLC	85,500	1,097,939
Altamir	7,997	165,958
Apollo Global Management, Inc., Class A	9,600	429,600
Ares Capital Corp.	35,700	498,015
Berkshire Hathaway, Inc., Class B (1)	3,290	700,573
Blackstone Group, Inc., Class A	15,700	819,540
Brederode SA	9,375	862,923
Brookfield Asset Management, Inc., Class A	17,499	578,517
Cannae Holdings, Inc. (1)	20,600	767,556
Clairvest Group, Inc.	3,400	127,671
EXOR N.V.	6,800	369,125
FS KKR Capital Corp.	5,006	79,395
Intermediate Capital Group PLC	57,400	882,809
Investment AB Kinnevik, B Shares	7,200	292,236
Investor AB, B Shares	11,650	760,975
KKR & Co., Inc., Class A	31,000	1,064,539
New Mountain Finance Corp.	34,100	325,996
Partners Group Holding AG	850	781,833

Security Description	Shares	Value
Financials (continued)
Standard Life Private Equity Trust PLC	151,550	$623,770

Total Financials		11,228,970

Health Care - 7.08%
Chemed Corp.	790	379,477
Danaher Corp.	2,470	531,864
Koninklijke Philips NV (1)	5,700	269,151
Stryker Corp.	1,950	406,322
Thermo Fisher Scientific, Inc.	1,025	452,557

Total Health Care		2,039,371

Industrials - 5.91%
Carlisle Cos., Inc.	2,300	281,451
Colfax Corp. (1)	12,000	376,320
Fortive Corp.	4,000	304,840
IDEX Corp.	1,750	319,218
L3Harris Technologies, Inc.	2,450	416,108

Total Industrials		1,697,937

Information Technology - 6.43%
Constellation Software, Inc.	355	394,479
Fidelity National Information Services, Inc.	4,025	592,520
Lagercrantz Group AB, B Shares	22,700	457,867
Leidos Holdings, Inc.	4,570	407,416

Total Information Technology		1,852,282

Utilities - 2.79%
Brookfield Infrastructure Corp., Class A	3,300	182,787
Brookfield Infrastructure Partners LP, Class A	13,050	621,441

Total Utilities		804,228

Total Common Stocks
(Cost $18,859,764)		21,449,350

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 3.44%
State Street Institutional Treasury Plus Money Market Fund	0.016%	990,821	$990,821

Total Short-Term Investments
(Cost $990,821)			990,821

Total Investments - 100.59%
(Total cost $25,492,400)			28,950,923

Liabilities in Excess of Other Assets - (0.59)%			(169,796)

Net Assets - 100.00%			$28,781,127

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS Variable Investment Trust

Notes to Quarterly Schedules of Investments

September 30, 2020 (Unaudited)

1. Organization

ALPS Variable Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The Schedules of Investments herein relate to the following seven series of the Trust: Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Aggressive Growth ETF Asset Allocation Portfolio (each a “Morningstar Portfolio,” and collectively the “Morningstar Portfolios”), the ALPS | Alerian Energy Infrastructure Portfolio, and the ALPS | Red Rocks Global Opportunity Portfolio. The Morningstar Portfolios and the ALPS | Alerian Energy Infrastructure Portfolio are each considered non-diversified under the 1940 Act and may invest a greater portion of their assets in a more limited number of issuers than a diversified portfolio. The ALPS | Red Rocks Global Opportunity Portfolio has elected to qualify as a diversified Portfolio under the 1940 Act. Prior to April 30, 2020, the ALPS | Red Rocks Global Opportunity Portfolio was known as the ALPS | Red Rocks Listed Private Equity Portfolio.

The Morningstar Portfolios offer Class I and Class II shares. The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS | Red Rocks Global Opportunity Portfolio offer Class I and Class III shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Portfolios. In addition, in the normal course of business, the Trust, on behalf of the Portfolios, enters into contracts with vendors and others that provide general indemnification to the extent permissible under law. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Portfolios.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, qualified pensions, retirement plans or registered and unregistered separate accounts. Shares are not offered to the general public.

Each variable annuity contract and variable life insurance policy owner (“Contract Owner”) and retirement plan participant (“Participant”) also incurs fees associated with the variable annuity, variable life insurance or retirement plan through which he or she invested. As a Contract Owner or Participant, you may incur additional fees and different terms and conditions associated with your investment program that are not disclosed in the Portfolios’ Financial Statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolios’ Schedules of Investments are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Each Portfolio is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and ask price. Shares of an open-end investment company are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures established by the Trust’s Board of Trustees (the “Board”) to determine fair value in good faith. Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market LLC or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of which such value is being determined.

Each Portfolio’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board. When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the adviser using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact the value of a security include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts, significant governmental actions, or a security’s trading has been halted, suspended or the security has not traded since the prior day and the closure of the primary trading market at a time when under normal conditions it would be open.

In the case of foreign securities, management may consider the following when determining the “fair value” of a security: (a) the country’s or geographic region’s political and economic environment; (b) the nature of any significant events which have occurred from the time of the market quotation to the valuation of each Portfolio’s net asset value which may materially impact each Portfolio’s net asset valuation; (c) American Depository Receipt trading; (d) Exchange-Traded Fund trading; (e) foreign currency exchange activity; (f) other relevant matters; and (g) if a stock split occurs on a Japanese exchange, management will fair value using the last day of trading price until the security commences trading again.

ALPS | Red Rocks Global Opportunity Portfolio uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading on the NYSE.

If the current price of a foreign security is unavailable as a result of a foreign stock exchange’s closure for a foreign holiday, such foreign security’s value will be the closing price of such security on the last day such foreign exchange was open, adjusted by the current foreign exchange rate, assuming there are no significant events which occurred which may materially impact each Portfolio’s net asset value determination.

Fair Value Measurements: The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Portfolios’ investments by major category are as follows:

Equity securities, exchange-traded funds and limited partnerships for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when each Portfolio’s assets are valued. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2020:

Morningstar Conservative ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$40,046,587	$–	$–	$40,046,587
Short-Term Investments	986,248	–	–	986,248
Total	$41,032,835	$–	$–	$41,032,835

Morningstar Income and Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$66,285,483	$–	$–	$66,285,483
Short-Term Investments	804,772	–	–	804,772
Total	$67,090,255	$–	$–	$67,090,255

Morningstar Balanced ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$157,348,928	$–	$–	$157,348,928
Short-Term Investments	1,726,325	–	–	1,726,325
Total	$159,075,253	$–	$–	$159,075,253

Morningstar Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$208,370,913	$–	$–	$208,370,913
Short-Term Investments	428,709	–	–	428,709
Total	$208,799,622	$–	$–	$208,799,622

Morningstar Aggressive Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$112,659,712	$–	$–	$112,659,712
Short-Term Investments	108,901	–	–	108,901
Total	$112,768,613	$–	$–	$112,768,613

ALPS | Alerian Energy Infrastructure Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Canadian Energy Infrastructure Companies	$13,364,570	$–	$–	$13,364,570
U.S. Energy Infrastructure Companies	10,285,432	–	–	10,285,432
U.S. Energy Infrastructure MLPs	9,808,795	–	–	9,808,795
U.S. General Partners	5,558,118	–	–	5,558,118
Total	$39,016,915	$–	$–	$39,016,915

ALPS | Red Rocks Global Opportunity Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Closed-End Funds	$1,909,648	$4,601,104	$–	$6,510,752
Common Stocks	14,557,160	6,892,190	–	21,449,350
Short-Term Investments	990,821	–	–	990,821
Total	$17,457,629	$11,493,294	$–	$28,950,923

The Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value for the period ended September 30, 2020.

Master Limited Partnerships (“MLPs”): Pursuant to Section 851(b)(3) of the Code, the ALPS | Alerian Energy Infrastructure Portfolio may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs. Unlike direct investments in MLPs, income and losses from the Alerian Energy Infrastructure Portfolio’s investments in MLPs will not directly flow through to the personal tax returns of shareholders. The ALPS | Alerian Energy Infrastructure Portfolio will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as ALPS | Alerian Energy Infrastructure Portfolio shareholders, be treated as engaged in the business conducted by underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations. MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, certain natural resource-based activities such as the processing, transportation and storage of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

Market Risk: Market risk refers to the risk that the value of securities held by a Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s or Sub-Adviser’s control, including fluctuation in interest rates, the quality of a Portfolio’s investments, investor sentiment and general economic and market conditions, such as national or international political events, natural disasters, and the spread of infectious illness or other public health issue and investor sentiment. In a declining stock market, stock prices for all companies (including those in a Portfolio’s portfolio) may decline, regardless of their long-term prospects.

Equity Securities Risk: Common stock and other equity securities may be affected by macro-economic and other factors affecting the stock market in general, including without limitation, expectations of interest rates, changes in an issuer’s financial condition, poor performance of a particular issuer, national or international political events, natural disasters, and the spread of infectious illness or other public health issue.

Non-U.S. Securities Risk: The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS | Red Rocks Global Opportunity Portfolio invest directly in securities of non-U.S. issuers which involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Epidemic and Pandemic Risk: Certain countries have been susceptible to epidemics, most recently COVID-19, which has been designated as a pandemic by world health authorities. The outbreak of such epidemics, together with any resulting restrictions on travel or quarantines imposed, could have a negative impact on the economy and business activity globally (including in the countries in which we invest), and thereby could adversely affect the performance of our investments. Furthermore, the rapid development of epidemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, present material uncertainty and risk with respect to us and the performance of our investments.

Security Transactions and Investment Income: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis.

The books and records of the Portfolios are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates.